SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

DWS Core Plus Income Fund

The last sentence of the first paragraph of the Fund’s Summary Prospectus is deleted and replaced with the following:

The prospectus, dated May 1, 2011, supplemented June 3, 2011, and as may be further supplemented from time to time, and SAI, dated May 1, 2011, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

Please Retain This Supplement for Future Reference

June 3, 2011
PROSTKR-84